Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	$ 5,869
Balance at end of year	6,719	$ 5,869
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	5,869	5,940
Acquisitions	879	104
Disposals of businesses	(104)	(36)
Translation and other, net	75	(139)
Balance at end of year	$ 6,719	$ 5,869